Trade receivables (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Summary of significant accounting policies
Beginning of period	€ 187	€ 383
Provisions	52	38
Write-offs	(26)	(102)
Release to income	(30)	(132)
End of period	183	€ 187
Change in expected loss allowance	€ 23